Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	May 16, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares granted		1,081,500
Number of restricted shares to be vested		775,975		460,190
Grant date fair value		$ 18.42
Stock based compensation cost		$ 6,360	$ 11,480
Share-Based Payment Arrangement, Expense		$ 2,140	$ 3,370
Award percentage		5.00%
Estimated compensation cost relating to non-vested restricted awards		$ 12,728
Weighted average period		1 year
Dividends to sharehloders of non-vested shares		$ 548
Equity Incentive Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	631,500
Restricted common shares granted	631,500
Grant date fair value	$ 18.19
Equity Incentive Plan 2023 [Member] | Vest in November 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	411,974
Equity Incentive Plan 2023 [Member] | Vest in May 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	151,026
Equity Incentive Plan 2023 [Member] | Vest in May 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	68,500